Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
July 31, 2025
TIE-NPRT3-0925
1.863105.117
Common Stocks - 96.7%
	Shares	Value ($)
AUSTRALIA - 1.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Whitehaven Coal Ltd	18,471	75,755
Financials - 0.3%
Capital Markets - 0.3%
Macquarie Group Ltd	11,951	1,655,039
Insurance - 0.0%
Steadfast Group Ltd	54,309	206,694
TOTAL FINANCIALS		1,861,733

Materials - 0.9%
Metals & Mining - 0.9%
BHP Group Ltd	101,572	2,565,225
Glencore PLC	457,079	1,834,407
Imdex Ltd	125,828	244,333
		4,643,965
TOTAL AUSTRALIA		6,581,453
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	7,200	661,850
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (a)(b)	14,579	180,793
BELGIUM - 0.9%
Financials - 0.8%
Banks - 0.8%
KBC Ancora	6,858	500,104
KBC Group NV	33,633	3,521,930
		4,022,034
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	3,108	675,498
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	17,739	276,934
TOTAL BELGIUM		4,974,466
BRAZIL - 1.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras ADR	199,183	2,537,591
Financials - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA	270,717	1,699,853
Industrials - 0.2%
Ground Transportation - 0.2%
Localiza Rent a Car SA	265,653	1,642,911
Materials - 0.6%
Metals & Mining - 0.6%
Gerdau SA ADR	514,514	1,522,961
Vale SA ADR	175,668	1,674,117
		3,197,078
TOTAL BRAZIL		9,077,433
CANADA - 7.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc (c)	27,883	1,892,003
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	52,499	2,728,008
Energy - 1.2%
Energy Equipment & Services - 0.0%
Pason Systems Inc	5,451	45,989
Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp	27,953	2,098,694
Canadian Natural Resources Ltd	70,749	2,239,500
Suncor Energy Inc	64,604	2,548,072
		6,886,266
TOTAL ENERGY		6,932,255

Financials - 2.3%
Banks - 1.2%
Royal Bank of Canada	34,312	4,402,664
Toronto Dominion Bank	30,427	2,216,147
		6,618,811
Capital Markets - 0.6%
Brookfield Asset Management Ltd Class A	29,248	1,803,515
TMX Group Ltd	32,821	1,334,537
		3,138,052
Insurance - 0.5%
Intact Financial Corp	13,068	2,701,122
TOTAL FINANCIALS		12,457,985

Industrials - 0.9%
Ground Transportation - 0.9%
Canadian Pacific Kansas City Ltd	62,374	4,587,118
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd	8,844	221,291
TOTAL INDUSTRIALS		4,808,409

Information Technology - 0.7%
Software - 0.7%
Constellation Software Inc/Canada	1,155	3,984,717
Constellation Software Inc/Canada warrants 3/31/2040 (d)(e)	921	0
Lumine Group Inc Subordinate Voting Shares (b)(e)	4,600	178,442
		4,163,159
Materials - 1.2%
Chemicals - 0.3%
Nutrien Ltd	23,607	1,400,643
Metals & Mining - 0.9%
Franco-Nevada Corp	29,905	4,763,736
OR Royalties Inc	12,395	343,331
		5,107,067
TOTAL MATERIALS		6,507,710

TOTAL CANADA		39,489,529
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	70,808	1,755,231
CHINA - 9.7%
Communication Services - 3.3%
Interactive Media & Services - 3.3%
Tencent Holdings Ltd	256,132	17,932,375
Consumer Discretionary - 2.5%
Broadline Retail - 1.3%
Alibaba Group Holding Ltd ADR	23,389	2,821,415
PDD Holdings Inc Class A ADR (e)	36,617	4,154,199
		6,975,614
Diversified Consumer Services - 0.2%
TAL Education Group Class A ADR (e)	157,271	1,720,544
Hotels, Restaurants & Leisure - 0.6%
Meituan B Shares (a)(b)(e)	197,492	3,046,817
Shangri-La Asia Ltd	840,093	486,670
		3,533,487
Household Durables - 0.4%
Haier Smart Home Co Ltd A Shares (China)	567,400	1,952,186
TOTAL CONSUMER DISCRETIONARY		14,181,831

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Chlitina Holding Ltd	17,124	58,199
Financials - 1.9%
Banks - 0.5%
China Construction Bank Corp H Shares	2,689,764	2,751,100
Insurance - 1.4%
China Life Insurance Co Ltd H Shares	2,055,142	5,936,506
PICC Property & Casualty Co Ltd H Shares	988,255	2,051,206
		7,987,712
TOTAL FINANCIALS		10,738,812

Health Care - 1.0%
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (a)(b)(c)	208,476	2,780,907
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (a)(b)	601,418	2,701,973
TOTAL HEALTH CARE		5,482,880

Industrials - 1.0%
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	150,533	1,738,656
Machinery - 0.7%
Shenzhen Inovance Technology Co Ltd A Shares (China)	421,100	3,689,239
TOTAL INDUSTRIALS		5,427,895

TOTAL CHINA		53,821,992
DENMARK - 0.4%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	30,285	1,408,495
Industrials - 0.1%
Air Freight & Logistics - 0.1%
DSV A/S	4,677	1,048,046
TOTAL DENMARK		2,456,541
EGYPT - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(e)	69,838	24,792
FINLAND - 0.9%
Financials - 0.4%
Insurance - 0.4%
Mandatum Holding Oy	29,196	198,511
Sampo Oyj A Shares	194,225	2,087,053
		2,285,564
Industrials - 0.4%
Machinery - 0.4%
Kone Oyj B Shares	31,822	1,958,845
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	44,495	817,013
TOTAL FINLAND		5,061,422
FRANCE - 6.9%
Communication Services - 0.2%
Entertainment - 0.1%
Vivendi SE	187,524	710,867
Media - 0.1%
Canal+ SA	119,588	380,621
Louis Hachette Group	109,636	205,253
		585,874
TOTAL COMMUNICATION SERVICES		1,296,741

Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	5,390	2,893,417
Consumer Staples - 0.4%
Beverages - 0.0%
Laurent-Perrier	638	69,022
Food Products - 0.4%
Danone SA	25,088	2,053,125
TOTAL CONSUMER STAPLES		2,122,147

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	35,754	2,126,130
Financials - 1.2%
Banks - 0.4%
BNP Paribas SA	27,493	2,506,764
Insurance - 0.8%
AXA SA	88,801	4,312,994
TOTAL FINANCIALS		6,819,758

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	11,250	3,345,713
Pharmaceuticals - 0.0%
Vetoquinol SA	1,966	173,206
TOTAL HEALTH CARE		3,518,919

Industrials - 3.1%
Aerospace & Defense - 2.2%
Airbus SE	19,044	3,828,894
LISI SA	3,319	179,534
Safran SA	24,146	7,962,179
		11,970,607
Building Products - 0.3%
Cie de Saint-Gobain SA	13,267	1,521,952
Electrical Equipment - 0.6%
Legrand SA	22,403	3,309,077
TOTAL INDUSTRIALS		16,801,636

Information Technology - 0.1%
IT Services - 0.1%
Alten SA	5,142	420,446
Software - 0.0%
Lectra	11,673	325,704
TOTAL INFORMATION TECHNOLOGY		746,150

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	10,416	2,049,208
TOTAL FRANCE		38,374,106
GERMANY - 7.1%
Communication Services - 0.3%
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	11,030	1,249,303
Interactive Media & Services - 0.1%
Scout24 SE (a)(b)	2,193	293,811
TOTAL COMMUNICATION SERVICES		1,543,114

Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	10,647	1,019,172
Specialty Retail - 0.0%
Fielmann Group AG	1,575	99,935
TOTAL CONSUMER DISCRETIONARY		1,119,107

Financials - 2.1%
Banks - 0.2%
Commerzbank AG	30,978	1,132,681
Capital Markets - 1.0%
Deutsche Bank AG	50,045	1,655,373
Deutsche Boerse AG	12,815	3,708,500
		5,363,873
Insurance - 0.9%
Hannover Rueck SE	6,225	1,892,497
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,615	3,021,307
		4,913,804
TOTAL FINANCIALS		11,410,358

Health Care - 0.4%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA	37,525	1,797,732
Pharmaceuticals - 0.1%
Bayer AG	20,643	642,033
TOTAL HEALTH CARE		2,439,765

Industrials - 1.6%
Aerospace & Defense - 0.7%
Rheinmetall AG	1,971	3,901,592
Air Freight & Logistics - 0.3%
Deutsche Post AG	35,140	1,574,474
Industrial Conglomerates - 0.5%
Siemens AG	11,374	2,896,996
Machinery - 0.1%
Daimler Truck Holding AG	15,211	743,477
Stabilus SE	821	23,657
		767,134
TOTAL INDUSTRIALS		9,140,196

Information Technology - 1.9%
Software - 1.9%
SAP SE	37,283	10,661,290
Materials - 0.3%
Chemicals - 0.3%
BASF SE	20,694	1,014,201
Covestro AG	7,340	497,558
		1,511,759
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	29,905	931,001
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	17,519	718,721
TOTAL GERMANY		39,475,311
GREECE - 1.2%
Financials - 1.2%
Banks - 1.2%
Eurobank Ergasias Services and Holdings SA	644,355	2,365,018
National Bank of Greece SA	296,155	4,153,677
		6,518,695
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Athens International Airport SA	7,298	83,285
TOTAL GREECE		6,601,980
HONG KONG - 0.3%
Financials - 0.3%
Insurance - 0.3%
Prudential PLC	148,703	1,886,474
HUNGARY - 0.8%
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	33,750	2,744,401
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	53,228	1,597,661
TOTAL HUNGARY		4,342,062
INDIA - 2.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	40,972	647,607
Reliance Industries Ltd GDR (a)	14,236	896,868
		1,544,475
Financials - 1.4%
Banks - 1.4%
HDFC Bank Ltd/Gandhinagar	204,999	4,708,426
ICICI Bank Ltd	178,585	3,009,833
		7,718,259
Industrials - 0.5%
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	67,317	2,786,334
Information Technology - 0.3%
IT Services - 0.3%
Tata Consultancy Services Ltd	54,077	1,866,527
Materials - 0.4%
Construction Materials - 0.4%
JK Cement Ltd	32,936	2,496,238
TOTAL INDIA		16,411,833
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	1,617,477	810,672
IRELAND - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	37,951	94,225
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	2,090	224,153
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	88,590	98,673
TOTAL IRELAND		417,051
ISRAEL - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Tel Aviv Stock Exchange Ltd	7,100	134,460
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (e)	22,844	352,940
Information Technology - 0.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	6,030	238,185
TOTAL ISRAEL		725,585
ITALY - 1.8%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Prada Spa	99,900	543,743
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	79,627	1,359,022
Financials - 1.0%
Banks - 1.0%
Mediobanca Banca di Credito Finanziario SpA	114,576	2,528,785
UniCredit SpA	38,823	2,856,357
		5,385,142
Industrials - 0.5%
Electrical Equipment - 0.1%
Prysmian SpA	8,668	692,257
Machinery - 0.2%
Interpump Group SpA	20,713	850,011
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	18,694	1,164,075
TOTAL INDUSTRIALS		2,706,343

TOTAL ITALY		9,994,250
JAPAN - 10.4%
Communication Services - 1.0%
Entertainment - 0.8%
Nintendo Co Ltd	46,684	3,901,800
Interactive Media & Services - 0.1%
LY Corp	190,348	695,754
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	9,679	739,078
TOTAL COMMUNICATION SERVICES		5,336,632

Consumer Discretionary - 1.1%
Automobiles - 0.4%
Toyota Motor Corp	119,576	2,126,971
Distributors - 0.0%
Central Automotive Products Ltd	4,800	61,290
Diversified Consumer Services - 0.0%
Aucnet Inc	9,158	102,269
Hotels, Restaurants & Leisure - 0.1%
Curves Holdings Co Ltd	37,718	186,281
Gift Holdings Inc	5,675	130,688
Koshidaka Holdings Co Ltd	32,530	293,909
Monogatari Corp/The	7,101	184,305
		795,183
Household Durables - 0.4%
Sony Group Corp	54,243	1,304,724
Sumitomo Forestry Co Ltd	65,477	657,759
		1,962,483
Leisure Products - 0.0%
Yonex Co Ltd	2,552	50,109
Specialty Retail - 0.2%
USS Co Ltd	109,354	1,188,557
TOTAL CONSUMER DISCRETIONARY		6,286,862

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Daikokutenbussan Co Ltd	1,331	63,221
Kusuri no Aoki Holdings Co Ltd	3,360	89,437
YAKUODO Holdings Co Ltd	4,000	61,052
		213,710
Personal Care Products - 0.0%
Artnature Inc	7,586	40,285
TOTAL CONSUMER STAPLES		253,995

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	46,479	661,803
San-Ai Obbli Co Ltd	9,822	132,399
		794,202
Financials - 2.0%
Banks - 1.3%
Chiba Bank Ltd/The	9,590	89,386
Hachijuni Bank Ltd/The	13,061	117,505
Hokuhoku Financial Group Inc	5,113	107,999
Kyoto Financial Group Inc	5,000	90,454
Mitsubishi UFJ Financial Group Inc	256,905	3,540,863
Sumitomo Mitsui Financial Group Inc	133,943	3,378,928
		7,325,135
Financial Services - 0.3%
ORIX Corp	71,782	1,612,442
Insurance - 0.4%
Tokio Marine Holdings Inc	57,875	2,323,850
TOTAL FINANCIALS		11,261,427

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	11,700	1,476,105
Medikit Co Ltd	4,647	78,812
Nagaileben Co Ltd	12,069	174,864
Paramount Bed Holdings Co Ltd	3,645	59,806
Techno Medica Co Ltd	500	6,202
		1,795,789
Health Care Technology - 0.0%
Software Service Inc	1,079	97,112
TOTAL HEALTH CARE		1,892,901

Industrials - 3.5%
Commercial Services & Supplies - 0.1%
Japan Elevator Service Holdings Co Ltd	8,653	230,996
Pronexus Inc	7,788	58,473
		289,469
Construction & Engineering - 0.1%
SHO-BOND Holdings Co Ltd	22,464	717,274
Industrial Conglomerates - 0.7%
Hitachi Ltd	120,669	3,692,550
Machinery - 1.1%
Fujitec Co Ltd	3,953	146,323
Komatsu Ltd	35,100	1,130,848
MINEBEA MITSUMI Inc	26,163	411,763
Mitsubishi Heavy Industries Ltd	156,802	3,743,867
Mitsuboshi Belting Ltd	1,926	45,878
Moriya Transportation Engineering & Manufacturing Co Ltd	3,098	84,921
NS Tool Co Ltd	10,605	54,496
Tocalo Co Ltd	6,600	88,316
		5,706,412
Professional Services - 0.9%
Funai Soken Holdings Inc	3,663	57,656
Recruit Holdings Co Ltd	84,200	4,995,685
Timee Inc (e)	7,069	94,207
Visional Inc (e)	1,428	111,620
		5,259,168
Trading Companies & Distributors - 0.6%
ITOCHU Corp	38,972	2,044,183
Mitsui & Co Ltd	65,286	1,329,004
		3,373,187
TOTAL INDUSTRIALS		19,038,060

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.9%
Ai Holdings Corp	2,826	45,232
Azbil Corp	250,889	2,344,409
Ibiden Co Ltd	13,309	562,853
Keyence Corp	5,184	1,875,216
		4,827,710
IT Services - 0.5%
Fujitsu Ltd	58,114	1,265,951
NSD Co Ltd	11,881	284,171
Obic Co Ltd	3,277	116,670
TIS Inc	29,841	951,985
		2,618,777
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	24,400	1,622,579
Renesas Electronics Corp	65,810	800,451
		2,423,030
Software - 0.1%
Broadleaf Co Ltd	23,759	119,971
m-up Holdings Inc	6,219	86,673
Miroku Jyoho Service Co Ltd	4,279	53,386
WingArc1st Inc	3,452	82,565
		342,595
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	59,915	1,242,771
TOTAL INFORMATION TECHNOLOGY		11,454,883

Materials - 0.3%
Chemicals - 0.3%
Nihon Parkerizing Co Ltd	12,066	110,067
Shin-Etsu Chemical Co Ltd	47,473	1,366,127
SK Kaken Co Ltd	3,807	228,766
		1,704,960
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Goldcrest Co Ltd	7,706	168,623
TOTAL JAPAN		58,192,545
KOREA (SOUTH) - 3.0%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Hyundai Mobis Co Ltd	9,688	2,031,920
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	1,287	103,617
Industrials - 0.5%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	40,090	2,698,385
Information Technology - 2.1%
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	230,329	11,667,056
TOTAL KOREA (SOUTH)		16,500,978
MALAYSIA - 0.2%
Financials - 0.2%
Banks - 0.2%
CIMB Group Holdings Bhd	908,700	1,389,055
MEXICO - 2.3%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV ADR	140,611	2,540,841
Consumer Staples - 1.3%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR	21,133	1,911,691
Consumer Staples Distribution & Retail - 1.0%
Wal-Mart de Mexico SAB de CV Series V	1,777,100	5,238,512
TOTAL CONSUMER STAPLES		7,150,203

Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	107,127	954,688
Materials - 0.3%
Construction Materials - 0.3%
Cemex SAB de CV ADR	218,300	1,899,210
TOTAL MEXICO		12,544,942
NETHERLANDS - 1.4%
Communication Services - 0.0%
Media - 0.0%
Havas NV	106,443	171,944
Industrials - 0.2%
Machinery - 0.1%
Aalberts NV	16,275	523,017
Trading Companies & Distributors - 0.1%
IMCD NV	3,467	381,094
TOTAL INDUSTRIALS		904,111

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV	7,876	5,510,599
BE Semiconductor Industries NV	7,398	1,005,513
		6,516,112
TOTAL NETHERLANDS		7,592,167
NORWAY - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medistim ASA	3,020	63,679
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	8,488	254,303
TOTAL NORWAY		317,982
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	15,655	3,710,235
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	16,200	124,605
POLAND - 0.4%
Financials - 0.4%
Banks - 0.4%
Powszechna Kasa Oszczednosci Bank Polski SA	96,094	2,112,373
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (d)(e)	15,040	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (d)(e)	62,556	1
TOTAL RUSSIA		1
SINGAPORE - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	378,625	1,128,358
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	72,645	2,018,277
TOTAL SINGAPORE		3,146,635
SOUTH AFRICA - 1.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
MTN Group Ltd	356,564	3,001,666
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	10,836	55,954
Financials - 0.3%
Financial Services - 0.3%
FirstRand Ltd	385,364	1,638,663
Materials - 0.9%
Metals & Mining - 0.9%
Anglo American PLC	52,943	1,489,716
Impala Platinum Holdings Ltd (e)	307,821	2,909,346
Valterra Platinum Ltd (United Kingdom)	5,574	248,812
		4,647,874
TOTAL SOUTH AFRICA		9,344,157
SPAIN - 1.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	17,162	1,379,195
Financials - 1.1%
Banks - 1.1%
Banco Santander SA	513,510	4,411,457
Bankinter SA	88,705	1,265,377
		5,676,834
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	2,997	75,107
TOTAL SPAIN		7,131,136
SWEDEN - 3.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	6,828	761,663
Financials - 0.5%
Financial Services - 0.5%
Investor AB B Shares	96,524	2,805,228
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	4,902	86,580
Industrials - 2.2%
Aerospace & Defense - 0.0%
INVISIO AB	5,474	177,541
Building Products - 0.6%
Assa Abloy AB B Shares	88,897	2,941,624
Machinery - 1.2%
Atlas Copco AB A Shares	260,149	3,961,650
Epiroc AB A Shares	117,327	2,391,665
		6,353,315
Trading Companies & Distributors - 0.4%
AddTech AB B Shares	54,806	1,847,535
Bergman & Beving AB B Shares	11,900	382,920
		2,230,455
TOTAL INDUSTRIALS		11,702,935

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	81,842	1,904,498
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (e)	15,303	96,296
TOTAL SWEDEN		17,357,200
SWITZERLAND - 2.1%
Financials - 1.8%
Capital Markets - 0.8%
UBS Group AG	97,902	3,668,990
UBS Group AG (United States)	26,605	993,164
		4,662,154
Insurance - 1.0%
Swiss Life Holding AG	1,688	1,757,723
Zurich Insurance Group AG	5,071	3,458,963
		5,216,686
TOTAL FINANCIALS		9,878,840

Industrials - 0.3%
Machinery - 0.3%
Schindler Holding AG	4,870	1,769,928
Schindler Holding AG	298	105,112
		1,875,040
TOTAL SWITZERLAND		11,753,880
TAIWAN - 5.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Addcn Technology Co Ltd	27,342	160,506
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Eclat Textile Co Ltd	171,572	2,289,827
Industrials - 0.3%
Machinery - 0.3%
Hiwin Technologies Corp	204,056	1,429,235
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.3%
Yageo Corp	87,704	1,537,626
Semiconductors & Semiconductor Equipment - 4.0%
eMemory Technology Inc	2,090	141,162
MediaTek Inc	66,265	2,994,011
Taiwan Semiconductor Manufacturing Co Ltd	496,020	19,053,328
		22,188,501
TOTAL INFORMATION TECHNOLOGY		23,726,127

TOTAL TAIWAN		27,605,695
TURKEY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	499,755	1,287,713
UNITED ARAB EMIRATES - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	2,631,071	2,385,338
UNITED KINGDOM - 9.4%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	74,550	352,466
Rightmove PLC	66,978	724,089
		1,076,555
Consumer Discretionary - 2.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	63,125	187,073
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	150,084	5,273,873
Dp Poland PLC (e)	226,282	30,631
InterContinental Hotels Group PLC ADR	26,566	3,085,907
		8,390,411
Household Durables - 0.4%
Barratt Redrow PLC	397,146	1,962,120
Leisure Products - 0.2%
Games Workshop Group PLC	5,421	1,166,241
Specialty Retail - 0.0%
JD Sports Fashion PLC	177,156	199,943
TOTAL CONSUMER DISCRETIONARY		11,905,788

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	199,937	1,123,330
Tobacco - 0.7%
British American Tobacco PLC	31,818	1,704,724
Imperial Brands PLC	56,467	2,201,050
		3,905,774
TOTAL CONSUMER STAPLES		5,029,104

Financials - 2.4%
Banks - 1.3%
HSBC Holdings PLC	202,046	2,461,521
Lloyds Banking Group PLC	2,630,882	2,703,142
Standard Chartered PLC	108,811	1,950,652
		7,115,315
Capital Markets - 0.9%
3i Group PLC	18,314	1,000,717
London Stock Exchange Group PLC	33,485	4,081,658
		5,082,375
Insurance - 0.2%
Beazley PLC	95,037	1,122,692
TOTAL FINANCIALS		13,320,382

Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	6,320	922,035
Industrials - 2.5%
Aerospace & Defense - 1.5%
Avon Technologies PLC	2,687	75,052
BAE Systems PLC	297,888	7,107,799
Rolls-Royce Holdings PLC	90,962	1,291,022
		8,473,873
Machinery - 0.1%
Bodycote PLC	38,227	321,334
Spirax Group PLC	488	40,892
		362,226
Marine Transportation - 0.0%
Clarkson PLC	2,534	115,623
Professional Services - 0.7%
RELX PLC	71,273	3,703,423
Trading Companies & Distributors - 0.2%
Diploma PLC	3,396	241,289
Howden Joinery Group PLC	94,862	1,102,460
		1,343,749
TOTAL INDUSTRIALS		13,998,894

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
Oxford Instruments PLC	4,352	104,374
Spectris PLC	28,844	1,519,904
		1,624,278
Software - 0.2%
Sage Group PLC/The	66,931	1,078,387
TOTAL INFORMATION TECHNOLOGY		2,702,665

Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	70,537	3,262,336
Real Estate - 0.0%
Residential REITs - 0.0%
UNITE Group PLC/The	17,208	170,102
Retail REITs - 0.0%
Shaftesbury Capital PLC	34,202	71,457
TOTAL REAL ESTATE		241,559

TOTAL UNITED KINGDOM		52,459,318
UNITED STATES - 10.9%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
PriceSmart Inc	6,424	690,580
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	148,537	796,200
Shell PLC ADR	72,125	5,208,147
		6,004,347
Financials - 2.8%
Capital Markets - 1.3%
Moody's Corp	6,857	3,536,361
Morningstar Inc	637	176,105
S&P Global Inc	6,481	3,571,679
		7,284,145
Financial Services - 1.1%
Mastercard Inc Class A	5,318	3,012,487
Visa Inc Class A	8,565	2,958,951
		5,971,438
Insurance - 0.4%
Marsh & McLennan Cos Inc	11,601	2,310,919
TOTAL FINANCIALS		15,566,502

Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC	117,469	2,160,725
Roche Holding AG	7,464	2,329,313
		4,490,038
Industrials - 2.5%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	38,883	1,958,181
Electrical Equipment - 1.4%
GE Vernova Inc	6,144	4,056,822
Schneider Electric SE	14,369	3,718,603
		7,775,425
Machinery - 0.0%
Otis Worldwide Corp	284	24,336
Professional Services - 0.6%
Experian PLC	66,200	3,488,128
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	2,789	623,581
TOTAL INDUSTRIALS		13,869,651

Materials - 3.6%
Chemicals - 1.5%
Linde PLC	14,622	6,729,922
Sherwin-Williams Co/The	5,159	1,707,010
		8,436,932
Construction Materials - 2.1%
Amrize Ltd	20,199	1,021,078
CRH PLC	92,798	8,857,569
Holcim AG	18,769	1,496,827
		11,375,474
TOTAL MATERIALS		19,812,406

TOTAL UNITED STATES		60,433,524
TOTAL COMMON STOCKS (Cost $416,799,674)		538,514,305

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (d)(e)(f) (Cost $63,224)	577	135,369

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Cost $532,139)	9,885	396,726

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	16,178,088	16,181,324
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	4,657,343	4,657,808
TOTAL MONEY MARKET FUNDS (Cost $20,839,128)			20,839,132

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $438,234,165)	559,885,532
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,680,568)
NET ASSETS - 100.0%	557,204,964

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,925,961 or 1.8% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,207,535 or 1.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Non-income producing.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,369 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,756,116	287,017,313	280,592,105	358,635	-	-	16,181,324	16,178,088	0.0%
Fidelity Securities Lending Cash Central Fund	897,547	49,148,472	45,388,211	13,453	-	-	4,657,808	4,657,343	0.0%
Total	10,653,663	336,165,785	325,980,316	372,088	-	-	20,839,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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